Goodwill - Schedule of Carrying Amount of Goodwill (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Goodwill [Line Items]
Beginning Balance	¥ 177,082,468		¥ 177,082,468
Ending Balance	96,074,468	$ 13,162,148	177,082,468		¥ 177,082,468
Impairment	(81,008,000)	(11,098,050)			(91,236,480)
Ending Balance	96,074,468		177,082,468		177,082,468
Ending Balance (in Dollars)	96,074,468		177,082,468		177,082,468
Hotel Business [Member]
Goodwill [Line Items]
Beginning Balance	29,583,468		29,583,468
Ending Balance	29,583,468	4,052,918	29,583,468		29,583,468
Impairment
Ending Balance	29,583,468		29,583,468		29,583,468
Ending Balance (in Dollars)	29,583,468		29,583,468		29,583,468
Restaurant Business [Member]
Goodwill [Line Items]
Beginning Balance	147,499,000		147,499,000
Ending Balance	66,491,000	$ 9,109,230	147,499,000		147,499,000
Impairment	(81,008,000)
Ending Balance	66,491,000		147,499,000		147,499,000
Ending Balance (in Dollars)	¥ 66,491,000		¥ 147,499,000		¥ 147,499,000